Commitments and Contingencies (Details) $ in Millions	1 Months Ended
	Nov. 30, 2018 USD ($) item	Mar. 31, 2017 USD ($) item shares
Previous surety bond agreement
Commitments and contingencies
Number of warrants issued | shares		11,690
Number of indemnitors | item		5
Indemnitor requirement per indemnitor		$ 7.5
Reserve requirement		$ 30.0
New surety bond agreement
Commitments and contingencies
Number of indemnitors | item	2
Indemnitor requirement per indemnitor	$ 3.8
Reserve requirement	$ 20.0